Interim Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenue
Total revenue	$ 2,190,501	$ 1,880,367	$ 3,244,242	$ 2,777,423
Cruise operating expenses
Total cruise operating expenses	(1,193,883)	(1,021,102)	(1,887,940)	(1,614,763)
Other operating expenses
Selling and administration	(268,669)	(248,293)	(540,883)	(492,155)
Depreciation and amortization	(84,048)	(65,440)	(159,457)	(134,240)
Total other operating expenses	(352,717)	(313,733)	(700,340)	(626,395)
Operating income	643,901	545,532	655,962	536,265
Non-operating income (expense)
Interest income	26,931	19,708	50,320	39,897
Interest expense	(82,165)	(83,978)	(159,041)	(170,682)
Currency gain (loss)	4,680	(37,245)	3,370	(62,852)
Other financial income (loss)	1,130	(184)	(5,250)	(1,080)
Income before income taxes	594,477	443,833	545,361	341,548
Income tax expense	(6,775)	(4,596)	(11,896)	(7,763)
Net income	587,702	439,237	533,465	333,785
Net income attributable to Viking Holdings Ltd	587,442	439,048	533,062	333,575
Net income attributable to non-controlling interests	$ 260	$ 189	$ 403	$ 210
Weighted-average ordinary and special shares outstanding
Basic	446,378	443,227	446,132	443,070
Diluted	448,074	445,549	447,888	445,308
Net income per share attributable to ordinary and special shares
Basic	$ 1.32	$ 0.99	$ 1.19	$ 0.75
Diluted	$ 1.31	$ 0.99	$ 1.19	$ 0.75
Commissions and Transportation Costs
Cruise operating expenses
Total cruise operating expenses	$ (453,824)	$ (400,996)	$ (658,033)	$ (576,680)
Direct Costs of Cruise, Land and Onboard
Cruise operating expenses
Total cruise operating expenses	(297,734)	(242,448)	(430,114)	(350,477)
Vessel Operating
Cruise operating expenses
Total cruise operating expenses	(442,325)	(377,658)	(799,793)	(687,606)
Cruise and Land
Revenue
Total revenue	2,032,504	1,755,197	3,004,266	2,590,162
Onboard and Other
Revenue
Total revenue	$ 157,997	$ 125,170	$ 239,976	$ 187,261